Shareholder Report	12 Months Ended
Mar. 31, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Nomura ETF Trust
Entity Central Index Key	0001969995
Entity Investment Company Type	N-1A
Document Period End Date	Mar. 31, 2026
C000245546
Shareholder Report [Line Items]
Fund Name	Nomura Global Listed Infrastructure ETF
Trading Symbol	BILD
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Nomura Global Listed Infrastructure ETF (Fund) for the period of April 1, 2025, to March 31, 2026
Shareholder Report Annual or Semi-Annual	Annual shareholder report
Additional Information [Text Block]	This annual shareholder report contains important information about Nomura Global Listed Infrastructure ETF (Fund) for the period of April 1, 2025, to March 31, 2026. You can find additional information about the Fund at nomuraassetmanagement.com/etf-literature. You can also request this information by contacting us at 844 469-9911, weekdays from 9:00am to 5:00pm ET.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	844 469-9911
Additional Information Email	nomuraassetmanagement.com/etf-literature
Expenses [Text Block]

What were the Fund's costs for the last 12 months?

(Based on a hypothetical $10,000 investment)

Table Summary
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
BILD	$55	0.49%

Expenses Paid, Amount	$ 55
Expense Ratio, Percent	0.49%
Line Graph [Table Text Block]
Table Summary
	Nomura Global Listed Infrastructure ETF — $13,341	MSCI World Index (net) — $14,594	S&P Global Infrastructure Index (net) — $15,670
11-28-23	10000	10,000	10,000
12-31-23	10430	10,532	10,456
3-31-24	10197	11,468	10,574
6-30-24	9955	11,769	10,820
9-30-24	11428	12,518	12,247
12-31-24	10149	12,499	11,926
3-31-25	10592	12,275	12,452
6-30-25	11504	13,683	13,703
9-30-25	12011	14,678	14,182
12-31-25	12278	15,135	14,494
3-31-26	13341	14,594	15,670

Average Annual Return [Table Text Block]
Table Summary
Average annual total returns (as of March 31, 2026)	1 Year	Since Inception (11/28/23)
Nomura Global Listed Infrastructure ETF
Net asset value	25.95%	13.11%
MSCI World Index (net)	18.90%	17.54%
S&P Global Infrastructure Index (net)	25.85%	21.16%

Performance Inception Date	Nov. 28, 2023
AssetsNet	$ 8,347,669
Holdings Count | Holding	43
Advisory Fees Paid, Amount	$ 30,417
InvestmentCompanyPortfolioTurnover	34.00%
Additional Fund Statistics [Text Block]

Fund statistics

(as of March 31, 2026)

Table Summary
Fund net assets	$8,347,669
Total number of portfolio holdingsFootnote Reference*	43
Total advisory fees paid (during reporting period)	$30,417
Portfolio turnover rate	34%
Footnote	Description
Footnote*	Excludes cash and cash equivalents.

Holdings [Text Block]

Country allocation

Table Summary
United States of America	41.23%
United Kingdom	12.21%
Spain	11.08%
Canada	8.68%
Italy	5.67%
New Zealand	3.17%
France	2.99%
Australia	2.71%
Hong Kong	2.26%
China	2.24%

Sector allocation*

Table Summary
Electric Utility	25.12%
Energy Infrastructure	16.25%
Airports	15.08%
Electricity and Gas Distribution	13.24%
Water	8.94%
Communications Infrastructure	6.51%
Toll Roads	5.30%
Electricity Generation	4.07%
Seaports	1.75%
Electricity Transmission	1.40%

Largest Holdings [Text Block]

Top 10 equity holdings

Table Summary
Enbridge, Inc.	5.94%
National Grid plc	4.13%
NextEra Energy, Inc.	4.06%
United Utilities Group plc	3.96%
Sempra	3.85%
Cheniere Energy, Inc.	3.47%
Exelon Corp.	3.18%
Auckland International Airport Ltd.	3.17%
CMS Energy Corp.	3.12%
American Electric Power Co., Inc.	3.06%

Material Fund Change [Text Block]

Material Fund changes

Effective December 1, 2025, the Fund was renamed Nomura Global Listed Infrastructure ETF.

Effective December 1, 2025, Macquarie Investment Management Global Limited no longer serves as a sub-advisor to    the Fund.

This is a summary of certain changes to the Fund that occurred during the reporting period. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by August 1, 2026, at nomuraassetmanagement.com/etf-literature or upon request at 844 469-9911, weekdays from 9:00am to 5:00pm ET.

C000245548
Shareholder Report [Line Items]
Fund Name	Nomura Tax-Free USA Short Term ETF
Trading Symbol	STAX
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Nomura Tax-Free USA Short Term ETF (Fund) for the period of April 1, 2025, to March 31, 2026
Shareholder Report Annual or Semi-Annual	Annual shareholder report
Additional Information [Text Block]	This annual shareholder report contains important information about Nomura Tax-Free USA Short Term ETF (Fund) for the period of April 1, 2025, to March 31, 2026. You can find additional information about the Fund at nomuraassetmanagement.com/etf-literature. You can also request this information by contacting us at 844 469-9911, weekdays from 9:00am to 5:00pm ET.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	844 469-9911
Additional Information Email	nomuraassetmanagement.com/etf-literature
Expenses [Text Block]

What were the Fund's costs for the last 12 months?

(Based on a hypothetical $10,000 investment)

Table Summary
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
STAX	$30	0.29%

Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.29%
Line Graph [Table Text Block]
Table Summary
	Nomura Tax-Free USA Short Term ETF — $10,902	Bloomberg Municipal Bond Index — $10,865	Bloomberg Municipal Short (1-5 Year) Index — $10,814
11-28-23	10000	10,000	10,000
12-31-23	10164	10,332	10,133
3-31-24	10156	10,292	10,114
6-30-24	10184	10,290	10,149
9-30-24	10419	10,569	10,384
12-31-24	10420	10,441	10,343
3-31-25	10512	10,418	10,446
6-30-25	10623	10,405	10,557
9-30-25	10801	10,717	10,718
12-31-25	10854	10,884	10,768
3-31-26	10902	10,865	10,814

Average Annual Return [Table Text Block]
Table Summary
Average annual total returns (as of March 31, 2026)	1 Year	Since Inception (11/28/23)
Nomura Tax-Free USA Short Term ETF
Net asset value	3.72%	3.76%
Bloomberg Municipal Bond Index	4.29%	3.61%
Bloomberg Municipal Short (1-5 Year) Index	3.52%	3.40%

Performance Inception Date	Nov. 28, 2023
AssetsNet	$ 6,327,503
Holdings Count | Holding	49
Advisory Fees Paid, Amount	$ 16,254
InvestmentCompanyPortfolioTurnover	38.00%
Additional Fund Statistics [Text Block]

Fund statistics

(as of March 31, 2026)

Table Summary
Fund net assets	$6,327,503
Total number of portfolio holdingsFootnote Reference*	49
Total advisory fees paid (during reporting period)	$16,254
Portfolio turnover rate	38%
Footnote	Description
Footnote*	Excludes cash and cash equivalents.

Holdings [Text Block]

Sector allocation

Table Summary
Healthcare Revenue Bonds	20.91%
Transportation Revenue Bonds	13.85%
Industrial Development Revenue Bonds	12.72%
State General Obligation Revenue Bonds	11.40%
Water & Sewer Revenue Bonds	8.56%
Electric Revenue Bonds	7.88%
Education Revenue Bonds	6.83%
Local General Obligation Revenue Bonds	4.59%
Leasing Revenue Bonds	3.98%
Special Tax Revenue Bonds	3.29%
Housing Revenue Bonds	2.35%

Largest Holdings [Text Block]	State/territory allocation
Table Summary
New York	15.67%
Colorado	12.38%
Pennsylvania	11.04%
Illinois	9.01%
Texas	6.44%
Minnesota	6.29%
California	5.67%
Georgia	4.69%
Arizona	4.24%
New Jersey	3.78%

Material Fund Change [Text Block]

Material Fund changes

Effective December 1, 2025, the Fund was renamed Nomura Tax-Free USA Short Term ETF.

This is a summary of certain changes to the Fund that occurred during the reporting period. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by August 1, 2026, at nomuraassetmanagement.com/etf-literature or upon request at 844 469-9911, weekdays from 9:00am to 5:00pm ET.

C000245547
Shareholder Report [Line Items]
Fund Name	Nomura Energy Transition ETF
Trading Symbol	PWER
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Nomura Energy Transition ETF (Fund) for the period of April 1, 2025, to March 31, 2026
Shareholder Report Annual or Semi-Annual	Annual shareholder report
Additional Information [Text Block]	This annual shareholder report contains important information about Nomura Energy Transition ETF (Fund) for the period of April 1, 2025, to March 31, 2026. You can find additional information about the Fund at nomuraassetmanagement.com/etf-literature. You can also request this information by contacting us at 844 469-9911, weekdays from 9:00am to 5:00pm ET.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	844 469-9911
Additional Information Email	nomuraassetmanagement.com/etf-literature
Expenses [Text Block]

What were the Fund's costs for the last 12 months?

(Based on a hypothetical $10,000 investment)

Table Summary
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
PWER	$103	0.79%

Expenses Paid, Amount	$ 103
Expense Ratio, Percent	0.79%
Line Graph [Table Text Block]
Table Summary
	Nomura Energy Transition ETF — $16,541	MSCI ACWI Index (net) — $14,635	S&P 1500 Energy Sector Index — $15,770
11-28-23	10000	10,000	10,000
12-31-23	10986	10,519	9,986
3-31-24	10961	11,381	11,352
6-30-24	11176	11,708	11,050
9-30-24	11598	12,482	10,717
12-31-24	10593	12,359	10,583
3-31-25	10241	12,195	11,497
6-30-25	11673	13,601	10,561
9-30-25	13396	14,638	11,214
12-31-25	14307	15,119	11,397
3-31-26	16541	14,635	15,770

Average Annual Return [Table Text Block]
Table Summary
Average annual total returns (as of March 31, 2026)	1 Year	Since Inception (11/28/23)
Nomura Energy Transition ETF
Net asset value	61.51%	24.00%
MSCI ACWI Index (net)	20.01%	17.68%
S&P 1500 Energy Sector Index	37.16%	21.49%

Performance Inception Date	Nov. 28, 2023
AssetsNet	$ 11,242,137
Holdings Count | Holding	32
Advisory Fees Paid, Amount	$ 61,713
InvestmentCompanyPortfolioTurnover	31.00%
Additional Fund Statistics [Text Block]

Fund statistics

(as of March 31, 2026)

Table Summary
Fund net assets	$11,242,137
Total number of portfolio holdingsFootnote Reference*	32
Total advisory fees paid (during reporting period)	$61,713
Portfolio turnover rate	31%
Footnote	Description
Footnote*	Excludes cash and cash equivalents.

Holdings [Text Block]

Sector allocation*

Table Summary
Oil & Gas Exploration & Production	25.14%
Diversified Metals & Mining	11.05%
Oil & Gas Refining & Marketing	7.88%
Steel	6.94%
Gold	5.41%
Aluminum	5.16%
Copper	5.06%
Electrical Components & Equipment	4.37%
Integrated Oil & Gas	3.85%
Semiconductors	3.84%

Largest Holdings [Text Block]

Top 10 equity holdings

Table Summary
Alcoa Corp.	5.16%
Steel Dynamics, Inc.	5.09%
Hudbay Minerals, Inc.	5.09%
ERO Copper Corp.	5.06%
ConocoPhillips	4.60%
Valero Energy Corp.	4.44%
EOG Resources, Inc.	3.95%
Shell plc ADR	3.85%
ARC Resources Ltd.	3.84%
First Solar, Inc.	3.84%

Material Fund Change [Text Block]

Material Fund changes

Effective December 1, 2025, the Fund was renamed Nomura Energy Transition ETF.

Effective December 1, 2025, Macquarie Investment Management Global Limited no longer serves as a sub-advisor to    the Fund.

This is a summary of certain changes to the Fund that occurred during the reporting period. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by August 1, 2026, at nomuraassetmanagement.com/etf-literature or upon request at 844 469-9911, weekdays from 9:00am to 5:00pm ET.

C000251129
Shareholder Report [Line Items]
Fund Name	Nomura Focused Emerging Markets Equity ETF
Trading Symbol	EMEQ
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Nomura Focused Emerging Markets Equity ETF (Fund) for the period of April 1, 2025, to March 31, 2026
Shareholder Report Annual or Semi-Annual	Annual shareholder report
Additional Information [Text Block]	This annual shareholder report contains important information about Nomura Focused Emerging Markets Equity ETF (Fund) for the period of April 1, 2025, to March 31, 2026. You can find additional information about the Fund at nomuraassetmanagement.com/etf-literature. You can also request this information by contacting us at 844 469-9911, weekdays from 9:00am to 5:00pm ET.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	844 469-9911
Additional Information Email	nomuraassetmanagement.com/etf-literature
Expenses [Text Block]

What were the Fund's costs for the last 12 months?

(Based on a hypothetical $10,000 investment)

Table Summary
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
EMEQ	$116	0.85%

Expenses Paid, Amount	$ 116
Expense Ratio, Percent	0.85%
Line Graph [Table Text Block]
Table Summary
	Nomura Focused Emerging Markets Equity ETF — $17,839	MSCI Emerging Markets Index (net) — $13,404
9-4-24	10000	10,000
9-30-24	10852	10,927
12-31-24	9865	10,052
3-31-25	10260	10,346
6-30-25	12474	11,586
9-30-25	14232	12,820
12-31-25	16711	13,426
3-31-26	17839	13,404

Average Annual Return [Table Text Block]
Table Summary
Average annual total returns (as of March 31, 2026)	1 Year	Since Inception (9/4/24)
Nomura Focused Emerging Markets Equity ETF
Net asset value	73.87%	44.58%
MSCI Emerging Markets Index (net)	29.55%	20.52%

Performance Inception Date	Sep. 04, 2024
AssetsNet	$ 281,728,926
Holdings Count | Holding	49
Advisory Fees Paid, Amount	$ 844,727
InvestmentCompanyPortfolioTurnover	36.00%
Additional Fund Statistics [Text Block]

Fund statistics

(as of March 31, 2026)

Table Summary
Fund net assets	$281,728,926
Total number of portfolio holdingsFootnote Reference*	49
Total advisory fees paid (during reporting period)	$844,727
Portfolio turnover rate	36%
Footnote	Description
Footnote*	Excludes cash and cash equivalents.

Holdings [Text Block]

Country allocation

Table Summary
South Korea	40.73%
Taiwan	19.41%
China	10.26%
India	6.82%
Mexico	5.92%
Brazil	5.16%
Indonesia	1.91%
South Africa	1.58%
Hong Kong	1.58%
Malaysia	1.30%

Sector allocation*

Table Summary
Information Technology	40.79%
Financials	13.12%
Industrials	15.96%
Consumer Discretionary	8.72%
Energy	7.83%
Communication Services	6.76%
Consumer Staples	3.56%
Materials	1.36%
Healthcare	1.30%

Largest Holdings [Text Block]

Top 10 equity holdings

Table Summary
Taiwan Semiconductor Manufacturing Co. Ltd.	13.91%
Samsung Electronics Co. Ltd.	10.28%
SK Square Co. Ltd.	10.37%
SK hynix, Inc.	8.84%
Reliance Industries Ltd. GDR 144A	4.79%
Samsung C&T Corp.	4.52%
Tencent Holdings Ltd.	3.55%
Alibaba Group Holding Ltd. ADR	3.07%
Petroleo Brasileiro SA - Petrobras ADR	2.16%
MediaTek, Inc.	2.15%

Material Fund Change [Text Block]

Material Fund changes

Effective December 1, 2025, the Fund was renamed Nomura Focused Emerging Markets Equity ETF.

Effective December 1, 2025, Macquarie Investment Management Global Limited no longer serves as a sub-advisor to    the Fund.

This is a summary of certain changes to the Fund that occurred during the reporting period. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by August 1, 2026, at nomuraassetmanagement.com/etf-literature or upon request at 844 469-9911, weekdays from 9:00am to 5:00pm ET.

C000256889
Shareholder Report [Line Items]
Fund Name	Nomura Focused International Core ETF
Trading Symbol	EXUS
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Nomura Focused International Core ETF (Fund) for the period of June 17, 2025 (inception of Fund), to March 31, 2026
Shareholder Report Annual or Semi-Annual	Annual shareholder report
Additional Information [Text Block]	This annual shareholder report contains important information about Nomura Focused International Core ETF (Fund) for the period of June 17, 2025 (inception of Fund), to March 31, 2026. You can find additional information about the Fund at nomuraassetmanagement.com/etf-literature. You can also request this information by contacting us at 844 469-9911, weekdays from 9:00am to 5:00pm ET.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	844 469-9911
Additional Information Email	nomuraassetmanagement.com/etf-literature
Expenses [Text Block]

What were the Fund's costs for June 17, 2025 (inception of Fund) through March 31, 2026?

(Based on a hypothetical $10,000 investment)

Table Summary
Fund	Costs of a $10,000 investmentFootnote Reference*	Costs paid as a percentage of a $10,000 investmentFootnote Reference^
EXUS	$45	0.59%
Footnote	Description
Footnote*	Amount shown reflects the expenses of the Fund from inception date through March 31, 2026. Expenses would be higher if the Fund had been in operation for the last 12 months.
Footnote^	Annualized.

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.59%
Line Graph [Table Text Block]
Table Summary
	Nomura Focused International Core ETF — $9,523	MSCI ACWI ex USA Index (net) — $11,370
6-17-25	10000	10,000
6-30-25	10376	10,198
9-30-25	10340	10,900
12-31-25	10416	11,451
3-31-26	9523	11,370

Average Annual Return [Table Text Block]
Table Summary
Average annual total returns (as of March 31, 2026)	Since Inception (6/17/25)
Nomura Focused International Core ETF
Net asset value	-4.77%
MSCI ACWI ex USA Index (net)	13.70%

Performance Inception Date	Jun. 17, 2025
AssetsNet	$ 60,695,553
Holdings Count | Holding	42
Advisory Fees Paid, Amount	$ 161,063
InvestmentCompanyPortfolioTurnover	133.00%
Additional Fund Statistics [Text Block]

Fund statistics

(as of March 31, 2026)

Table Summary
Fund net assets	$60,695,553
Total number of portfolio holdingsFootnote Reference*	42
Total advisory fees paid (during reporting period)	$161,063
Portfolio turnover rate	133%
Footnote	Description
Footnote*	Excludes cash and cash equivalents.

Holdings [Text Block]

Country allocation

Table Summary
United States of America	12.52%
Netherlands	12.01%
Japan	9.90%
Brazil	9.48%
Taiwan	6.58%
United Kingdom	6.09%
Hong Kong	5.45%
Singapore	5.41%
Germany	4.78%
South Korea	4.25%

Sector allocation*

Table Summary
Financials	20.68%
Industrials	20.33%
Information Technology	16.14%
Consumer Discretionary	10.44%
Communication Services	6.55%
Healthcare	6.54%
Materials	3.47%
Energy	3.35%
Utilities	3.24%
Real Estate	2.80%

Largest Holdings [Text Block]

Top 10 equity holdings

Table Summary
Taiwan Semiconductor Manufacturing Co. Ltd.	6.58%
SK hynix, Inc.	4.25%
ING Groep NV	3.64%
ASML Holding NV	3.57%
SLB Ltd.	3.35%
Cia de Saneamento Basico do Estado de Sao Paulo SABESP	3.24%
SMC Corp.	3.23%
Mitsubishi UFJ Financial Group, Inc.	2.97%
Henderson Land Development Co. Ltd.	2.80%
Banco Bilbao Vizcaya Argentaria SA	2.79%

Material Fund Change [Text Block]

Material Fund changes

Effective December 1, 2025, the Fund was renamed Nomura Focused International Core ETF.

Effective December 1, 2025, Macquarie Investment Management Global Limited no longer serves as a sub-advisor to    the Fund.

This is a summary of certain changes to the Fund that occurred during the reporting period. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by August 1, 2026, at nomuraassetmanagement.com/etf-literature or upon request at 844 469-9911, weekdays from 9:00am to 5:00pm ET.

C000249711
Shareholder Report [Line Items]
Fund Name	Nomura Focused Large Growth ETF
Trading Symbol	LRGG
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Nomura Focused Large Growth ETF (Fund) for the period of April 1, 2025, to March 31, 2026
Shareholder Report Annual or Semi-Annual	Annual shareholder report
Additional Information [Text Block]	This annual shareholder report contains important information about Nomura Focused Large Growth ETF (Fund) for the period of April 1, 2025, to March 31, 2026. You can find additional information about the Fund at nomuraassetmanagement.com/etf-literature. You can also request this information by contacting us at 844 469-9911, weekdays from 9:00am to 5:00pm ET.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	844 469-9911
Additional Information Email	nomuraassetmanagement.com/etf-literature
Expenses [Text Block]

What were the Fund's costs for the last 12 months?

(Based on a hypothetical $10,000 investment)

Table Summary
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
LRGG	$44	0.44%

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.44%
Line Graph [Table Text Block]
Table Summary
	Nomura Focused Large Growth ETF — $10,285	Russell 1000 Index — $12,713	Russell 1000 Growth Index — $12,737
5-14-24	10000	10,000	10,000
6-30-24	10544	10,372	10,777
9-30-24	10840	11,002	11,121
12-31-24	11018	11,305	11,907
3-31-25	10465	10,797	10,720
6-30-25	11475	11,996	12,633
9-30-25	12031	12,955	13,960
12-31-25	11865	13,268	14,117
3-31-26	10285	12,713	12,737

Average Annual Return [Table Text Block]
Table Summary
Average annual total returns (as of March 31, 2026)	1 Year	Since Inception (5/14/24)
Nomura Focused Large Growth ETF
Net asset value	-1.72%	1.51%
Russell 1000 Growth Index	18.81%	13.74%
Russell 1000 Index	17.74%	13.62%

Performance Inception Date	May 14, 2024
AssetsNet	$ 241,024,636
Holdings Count | Holding	21
Advisory Fees Paid, Amount	$ 1,364,173
InvestmentCompanyPortfolioTurnover	20.00%
Additional Fund Statistics [Text Block]

Fund statistics

(as of March 31, 2026)

Table Summary
Fund net assets	$241,024,636
Total number of portfolio holdingsFootnote Reference*	21
Total advisory fees paid (during reporting period)	$1,364,173
Portfolio turnover rate	20%
Footnote	Description
Footnote*	Excludes cash and cash equivalents.

Holdings [Text Block]	Sector allocation*
Table Summary
Information Technology	47.76%
Financials	18.92%
Consumer Discretionary	8.83%
Industrials	8.23%
Healthcare	7.10%
Communication Services	5.26%
Consumer Staples	1.75%
Real Estate	1.74%

Largest Holdings [Text Block]

Top 10 equity holdings

Table Summary
NVIDIA Corp.	15.09%
Microsoft Corp.	11.72%
Apple, Inc.	8.75%
Amazon.com, Inc.	5.64%
Alphabet, Inc., Class C	5.26%
Visa, Inc., Class A	4.71%
Danaher Corp.	4.67%
Verisk Analytics, Inc., Class A	4.55%
Intercontinental Exchange, Inc.	4.49%
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	4.15%

Material Fund Change [Text Block]

Material Fund changes

Effective December 1, 2025, the Fund was renamed Nomura Focused Large Growth ETF.

Effective December 1, 2025, Macquarie Investment Management Global Limited no longer serves as a sub-advisor to    the Fund.

This is a summary of certain changes to the Fund that occurred during the reporting period. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by August 1, 2026, at nomuraassetmanagement.com/etf-literature or upon request at 844 469-9911, weekdays from 9:00am to 5:00pm ET.

C000256891
Shareholder Report [Line Items]
Fund Name	Nomura National High-Yield Municipal Bond ETF
Trading Symbol	HTAX
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Nomura National High-Yield Municipal Bond ETF (Fund) for the period of April 1, 2025, to March 31, 2026
Shareholder Report Annual or Semi-Annual	Annual shareholder report
Additional Information [Text Block]	This annual shareholder report contains important information about Nomura National High-Yield Municipal Bond ETF (Fund) for the period of April 1, 2025, to March 31, 2026. You can find additional information about the Fund at nomuraassetmanagement.com/etf-literature. You can also request this information by contacting us at 844 469-9911, weekdays from 9:00am to 5:00pm ET.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	844 469-9911
Additional Information Email	nomuraassetmanagement.com/etf-literature
Expenses [Text Block]

What were the Fund's costs for the last 12 months?

(Based on a hypothetical $10,000 investment)

Table Summary
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
HTAX	$50	0.49%

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	0.49%
Line Graph [Table Text Block]
Table Summary
	Nomura National High-Yield Municipal Bond ETF — $10,133	Bloomberg Municipal Bond Index — $10,255
3-5-25	10000	10,000
3-31-25	9876	9,833
6-30-25	9684	9,821
9-30-25	9964	10,115
12-31-25	10080	10,273
3-31-26	10133	10,255

Average Annual Return [Table Text Block]
Table Summary
Average annual total returns (as of March 31, 2026)	1 Year	Since Inception (3/5/25)
Nomura National High-Yield Municipal Bond ETF
Net asset value	2.60%	1.24%
Bloomberg Municipal Bond Index	4.29%	2.38%

Performance Inception Date	Mar. 05, 2025
AssetsNet	$ 54,940,074
Holdings Count | Holding	194
Advisory Fees Paid, Amount	$ 134,267
InvestmentCompanyPortfolioTurnover	50.00%
Additional Fund Statistics [Text Block]

Fund statistics

(as of March 31, 2026)

Table Summary
Fund net assets	$54,940,074
Total number of portfolio holdingsFootnote Reference*	194
Total advisory fees paid (during reporting period)	$134,267
Portfolio turnover rate	50%
Footnote	Description
Footnote*	Excludes cash and cash equivalents.

Holdings [Text Block]

Sector allocation

Table Summary
Education Revenue Bonds	20.83%
Healthcare Revenue Bonds	19.92%
Industrial Development Revenue Bonds	15.30%
Special Tax Revenue Bonds	14.83%
Transportation Revenue Bonds	11.86%
Local General Obligation Revenue Bonds	3.95%
State General Obligation Revenue Bonds	2.21%
Leasing Revenue Bonds	2.14%
Electric Revenue Bonds	1.86%
Water & Sewer Revenue Bonds	1.40%

Largest Holdings [Text Block]	State/territory allocation
Table Summary
Puerto Rico	10.40%
Florida	9.10%
California	8.94%
Illinois	8.09%
New York	6.72%
Wisconsin	6.33%
Arizona	6.10%
Texas	4.60%
Colorado	3.70%
Minnesota	3.34%

Material Fund Change [Text Block]

Material Fund changes

Effective December 1, 2025, the Fund was renamed Nomura National High-Yield Municipal Bond ETF.

This is a summary of certain changes to the Fund that occurred during the reporting period. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by August 1, 2026, at nomuraassetmanagement.com/etf-literature or upon request at 844 469-9911, weekdays from 9:00am to 5:00pm ET.

C000256892
Shareholder Report [Line Items]
Fund Name	Nomura Tax-Free USA ETF
Trading Symbol	LTAX
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Nomura Tax-Free USA ETF (Fund) for the period of January 12, 2026 (inception of Fund), to March 31, 2026
Shareholder Report Annual or Semi-Annual	Annual shareholder report
Additional Information [Text Block]	This annual shareholder report contains important information about Nomura Tax-Free USA ETF (Fund) for the period of January 12, 2026 (inception of Fund), to March 31, 2026. You can find additional information about the Fund at nomuraassetmanagement.com/etf-literature. You can also request this information by contacting us at 844 469-9911, weekdays from 9:00am to 5:00pm ET.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	844 469-9911
Additional Information Email	nomuraassetmanagement.com/etf-literature
Expenses [Text Block]

What were the Fund's costs for January 12, 2026 (inception of Fund) through March 31, 2026?

(Based on a hypothetical $10,000 investment)

Table Summary
Fund	Costs of a $10,000 investmentFootnote Reference*	Costs paid as a percentage of a $10,000 investmentFootnote Reference^
LTAX	$8	0.39%
Footnote	Description
Footnote*	Amount shown reflects the expenses of the Fund from inception date through March 31, 2026. Expenses would be higher if the Fund had been in operation for the last 12 months.
Footnote^	Annualized.

Expenses Paid, Amount	$ 8
Expense Ratio, Percent	0.39%
AssetsNet	$ 5,552,933
Holdings Count | Holding	69
Advisory Fees Paid, Amount	$ 4,537
InvestmentCompanyPortfolioTurnover	17.00%
Additional Fund Statistics [Text Block]

Fund statistics

(as of March 31, 2026)

Table Summary
Fund net assets	$5,552,933
Total number of portfolio holdingsFootnote Reference*	69
Total advisory fees paid (during reporting period)	$4,537
Portfolio turnover rate	17%
Footnote	Description
Footnote*	Excludes cash and cash equivalents.

Holdings [Text Block]

Sector allocation

Table Summary
Transportation Revenue Bonds	25.17%
Healthcare Revenue Bonds	19.00%
Special Tax Revenue Bonds	10.75%
Education Revenue Bonds	9.76%
Industrial Development Revenue Bonds	7.77%
State General Obligation Revenue Bonds	7.56%
Local General Obligation Revenue Bonds	4.80%
Electric Revenue Bonds	3.75%
Leasing Revenue Bonds	3.01%
Water & Sewer Revenue Bonds	1.89%
Housing Revenue Bonds	1.80%

Largest Holdings [Text Block]	State/territory allocation
Table Summary
New York	9.47%
Florida	8.79%
Colorado	8.70%
Illinois	8.55%
Texas	8.46%
California	7.49%
Puerto Rico	7.33%
Arizona	5.74%
Pennsylvania	5.33%
Wisconsin	3.55%

C000268417
Shareholder Report [Line Items]
Fund Name	Nomura Transformational Technologies ETF
Trading Symbol	FRWD
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Nomura Transformational Technologies ETF (Fund) for the period of January 12, 2026 (inception of Fund), to March 31, 2026
Shareholder Report Annual or Semi-Annual	Annual shareholder report
Additional Information [Text Block]	This annual shareholder report contains important information about Nomura Transformational Technologies ETF (Fund) for the period of January 12, 2026 (inception of Fund), to March 31, 2026. You can find additional information about the Fund at nomuraassetmanagement.com/etf-literature. You can also request this information by contacting us at 844 469-9911, weekdays from 9:00am to 5:00pm ET.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	844 469-9911
Additional Information Email	nomuraassetmanagement.com/etf-literature
Expenses [Text Block]

What were the Fund's costs for January 12, 2026 (inception of Fund) through March 31, 2026?

(Based on a hypothetical $10,000 investment)

Table Summary
Fund	Costs of a $10,000 investmentFootnote Reference*	Costs paid as a percentage of a $10,000 investmentFootnote Reference^
FRWD	$13	0.65%
Footnote	Description
Footnote*	Amount shown reflects the expenses of the Fund from inception date through March 31, 2026. Expenses would be higher if the Fund had been in operation for the last 12 months.
Footnote^	Annualized.

Expenses Paid, Amount	$ 13
Expense Ratio, Percent	0.65%
AssetsNet	$ 87,170,381
Holdings Count | Holding	24
Advisory Fees Paid, Amount	$ 47,286
InvestmentCompanyPortfolioTurnover	11.00%
Additional Fund Statistics [Text Block]

Fund statistics

(as of March 31, 2026)

Table Summary
Fund net assets	$87,170,381
Total number of portfolio holdingsFootnote Reference*	24
Total advisory fees paid (during reporting period)	$47,286
Portfolio turnover rate	11%
Footnote	Description
Footnote*	Excludes cash and cash equivalents.

Holdings [Text Block]	Sector allocation*
Table Summary
Information Technology	66.38%
Communication Services	17.01%
Consumer Discretionary	10.90%
Industrials	2.96%

Largest Holdings [Text Block]

Top 10 equity holdings

Table Summary
NVIDIA Corp.	9.22%
Seagate Technology Holdings plc	7.61%
Meta Platforms, Inc., Class A	6.55%
Advanced Micro Devices, Inc.	6.39%
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	6.04%
Lam Research Corp.	5.47%
Broadcom, Inc.	4.74%
ASML Holding NV ADR	4.67%
Microsoft Corp.	4.48%
Amazon.com, Inc.	4.02%